SCHEDULE I CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL (BAHAMAS) LIMITED (PARENT COMPANY ONLY)	12 Months Ended
Dec. 31, 2015
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL (BAHAMAS) LIMITED (PARENT COMPANY ONLY) [Abstract]
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF ULTRAPETROL (BAHAMAS) LIMITED (PARENT COMPANY ONLY)
BALANCE SHEETS AT DECEMBER 31, 2015 AND 2014
(Stated in thousands of U.S. dollars, except par value and share amounts)

	At December 31,
	2015	2014
ASSETS

CURRENT ASSETS

Cash and cash equivalents	$18,170	$380
Receivables from related parties	411,901	435,905
Other current assets	7,635	266
Total current assets	437,706	436,551

NONCURRENT ASSETS

Investments in affiliates	110,631	142,761
Other noncurrent assets	-	7,449
Total noncurrent assets	110,631	150,210
Total assets	$548,337	$586,761

LIABILITIES AND EQUITY

CURRENT LIABILITIES

2021 Senior Notes	$225,842	$-
Other current liabilities	12,881	5,079
Total current liabilities	238,723	5,079

NONCURRENT LIABILITIES

2021 Senior Notes	-	225,960
Total noncurrent liabilities	-	225,960
Total liabilities	238,723	231,039

STOCKHOLDERS EQUITY

Common stock, $0.01 par value: 250,000,000 authorized shares; 140,729,487 shares	1,446	1,446
Additional paid-in capital	491,893	490,469
Treasury stock: 3,923,094 shares at cost	(19,488)	(19,488)
Accumulated deficit	(163,388)	(115,384)
Accumulated other comprehensive loss	(849)	(1,321)
Total stockholders’ equity	309,614	355,722
Total liabilities and stockholders’ equity	$548,337	$586,761

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(Stated in thousands of U.S. dollars, except share and per share data)
	For the years ended December 31,
	2015	2014	2013
OPERATING EXPENSES

Administrative and commercial expenses	$(11,189)	$(12,847)	$(7,459)
Operating loss	(11,189)	(12,847)	(7,459)

OTHER INCOME (EXPENSES)

Financial expense	(4,225)	(920)	(1,916)
Financial loss on extinguishment of debt	-	-	(4,554)
Investments in affiliates	(32,602)	(38,342)	21,051
Other, net	12	(167)	246
Total other income (expenses), net	(36,815)	(39,429)	14,827
(Loss) Income before income tax	(48,004)	(52,276)	7,368

Income tax	-	-	-
Net (loss) income	$(48,004)	$(52,276)	$7,368

(LOSS) INCOME PER SHARE - BASIC AND DILUTED	$(0.34)	$(0.37)	$0.05

Basic weighted average number of shares	140,713,509	140,292,249	140,090,112
Diluted weighted average number of shares	140,713,509	140,292,249	140,326,764

STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(Stated in thousands of U.S. dollars)
	For the years ended December 31,
	2015	2014	2013

Net (loss) income	$(48,004)	$(52,276)	$7,368

Other comprehensive income:

Equity interest in investee’s other comprehensive income	472	487	782

Comprehensive (loss) income, net of income tax effect of $0	$(47,532)	$(51,789)	$8,150

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(Stated in thousands of U.S. dollars)
	For the years ended December 31,
	2015	2014	2013

Net cash used in operating activities	$(6,214)	$(9,144)	$(10,370)

CASH FLOWS FROM INVESTING ACTIVITIES

Decrease (increase) in loans to related parties	24,004	(12,369)	(116,193)
Net cash provided by (used in) investing activities	24,004	(12,369)	(116,193)

CASH FLOWS FROM FINANCING ACTIVITIES

Prepayment of 2017 Senior Convertible Notes	-	-	(80,000)
Prepayment of 2014 Senior Notes	-	-	(180,000)
Proceeds from issuance of 2021 Senior Notes, net of issuance costs	-	-	216,654
Proceeds from issuance of common stock, net of expenses	-	877	-
Purchase of subsidiary shares from noncontrolling interest	-	-	(10,250)
Net cash provided by (used in) financing activities	-	877	(53,596)
Net increase (decrease) in cash and cash equivalents	17,790	(20,636)	(180,159)
Cash and cash equivalents at the beginning of year	380	21,016	201,175
Cash and cash equivalents at the end of year	$18,170	$380	$21,016

Supplemental disclosure of cash flow information:

Interest paid	$9,984	$19,969	$22,815
Income taxes paid	-	-	-

In the condensed financial information of the Parent Company, the Parent Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries. The Parent Company, during the years ended December 31, 2015, 2014 and 2013, did not received cash dividends from its subsidiaries.

On June 10 and October 2, 2013 the Parent Company issued $200,000 and $25,000, respectively of its outstanding 8.875%. First Preferred Ship Mortgage Notes due 2021 (the "2021 Senior Notes"), which are due on June 15, 2021.

On July 10, 2013, the Parent Company repaid $180,000 plus accrued interest to that date of its 2014 Senior Notes, and during the year ended December 31, 2013 the Parent Company recorded a financial loss on extinguishment of debt of $1,733, which was included in the accompanying statement of operations.

On January 23, 2013, the Parent Company repaid $80,000 of its 2017 Senior Convertible Notes and during the year ended December 31, 2013, the Parent Company recorded a financial loss on extinguishment of debt of $2,821 which was included in the accompanying statement of operations.

The Company has not made the $10 million interest payment due on December 15, 2015 the 2021 Senior Notes which constitutes an event of default. After December 31, 2015, the Company has entered into forbearance or waiver agreements with most of its lenders with respect to this event of default which expire at the earlier of April 30, 2016 or the occurrence of certain events specified in the agreements. The lenders have agreed, for the duration of these agreements, not to accelerate their loans, take any enforcement actions or exercise any remedies with respect to defaults resulting from the nonpayment by the Company of its interest payment under the 2021 Senior Notes, and to work with the Company in negotiating a sustainable financial structure. As a result of this non-compliance, the Company has classified the respective long term financial debt amounting to $225,842 at December 31, 2015, as current liabilities.

We cannot guarantee that we will be able to obtain our lenders' consent to extend the current forbearance agreements and waivers or that our efforts to extend the maturity of or restructure our debt agreements will be successful.  If we fail to remedy or obtain a waiver of the event of defaults our lenders may accelerate our indebtedness under the relevant debt agreements, which could trigger the cross-acceleration or cross-default provisions contained in our other debt agreements. If our indebtedness is accelerated, it will be very difficult in the current financing environment for us to refinance our debt or obtain additional financing and we could lose our vessels if our lenders foreclose their liens, which could impair our ability to conduct our business. Thus, there is a substantial doubt about the ability of the Company to continue as a going concern and about the recoverability of recorded assets.

This condensed financial information of Ultrapetrol (Bahamas) Ltd (Parent Company only) has been prepared assuming that the Company will continue as a going concern. Accordingly, this condensed financial information do not include any adjustments relating to the recoverability and classification of recorded assets amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern.

In that sense, the recoverability of the current receivables from related parties is dependent upon the financial situation of the Company and its subsidiaries. See Note 1 "Financial situation" and Note 5 "Long-term financial debt" to the consolidated financial statements for further information.

The condensed financial information of the Parent Company should be read in conjunction with the Company's consolidated financial statements.